PARENT COMPANY FINANCIAL INFORMATION - ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Trade and other receivables	$ 21,571	$ 22,240
Other receivables from group companies	319,351	329,443
Other taxes recoverable	50,649	42,627
Cash and Cash equivalents	82,927	128,824	$ 208,994	$ 124,706
Current assets	454,623	501,638
TOTAL ASSETS	885,972	1,107,776
Parent [member]
Assets [abstract]
Cash and Cash equivalents	34	799	$ 1,520	$ 113
Atento Luxco 1, S.A. [member]
Assets [abstract]
Investments	600,413	551,823
Trade and other receivables	7,498	8,676
Non Current Assets Parent Company	607,911	560,499
Other receivables from group companies	10,477	6,996
Other taxes recoverable	226	198
Cash and Cash equivalents	34	799
Current Assets Parent Company	10,737	7,993
TOTAL ASSETS	$ 618,648	$ 568,492